Commitments and contingencies - Open tax procedures - lll (Details) - Jan. 05, 2021 - SUNAT.	PEN (S/) installment	USD ($)
Disclosure of Commitments and contingencies [Line Items]
Number of equal monthly payments	66
Tax assessment value	S/ 1,505,948,000	$ 405,588,000
Percentage over the letters of guarantee amount	5.00%
Letters of guarantee outstanding, amount	S/ 1,580,126,000	425,566,000
Deferred payment of tax debt | Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Number of equal monthly payments	66
Tax assessment value	S/ 339,928,000	91,551,000
Percentage over the letters of guarantee amount	5.00%
Letters of guarantee outstanding, amount	S/ 357,944,000	$ 96,403,000